COMMITMENTS AND CONTINGENCIES - Future minimum payments under non-cancelable operating leases (Details) - JPY (¥) ¥ in Thousands	Jun. 30, 2026	Jun. 30, 2025
COMMITMENTS AND CONTINGENCIES
2027	¥ 308,852
2028	272,213
2029	171,524
2030	117,027
2031	117,052
Thereafter	1,085,657
Total	2,072,325
Less: lease amount representing interest	(440,410)
Present value of operating lease liabilities	¥ 1,631,915	¥ 823,275